Advance from Customers (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Senior Care Services [Member]
Advances from Customers [Line Items]
Advances from customers	$ 230,520	$ 1,805,609
Housekeeping Services [Member]
Advances from Customers [Line Items]
Advances from customers	$ 271,370	$ 317,931